Nationwide Life and Annuity Insurance Company

o    Nationwide VL Separate Account - D

                Prospectus supplement dated December 10, 2004 to
            Prospectus dated May 1, 2004 as amended September 8, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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YOUR PROSPECTUS OFFERS THE FOLLOWING UNDERLYING MUTUAL FUNDS AS INVESTMENT
OPTIONS UNDER YOUR CONTRACT. THESE INVESTMENT OPTIONS HAVE CHANGED NAMES AS INDICATED BELOW. ADDITIONALLY, INVESCO INSTITUTIONAL (N.A.), INC. NO LONGER SERVES AS THE SUB-ADVISER TO THESE UNDERLYING MUTUAL FUNDS.

--------------------------------------------------------------------- --------------------------------------------------------------
                              OLD NAME                                                            NEW NAME
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Small Company Growth     AIM Variable Insurance Funds - AIM V.I. Small Company Growth
Fund                                                                  Fund: Series I
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF -Technology Fund           AIM Variable Insurance Funds - AIM V.I. Technology Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------